4. Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of inventory
	2014	2013
Finished goods	$3,426	$51,905
Raw materials – boxes and labels	–	591
	$3,426	$52,496